INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
The income tax provision differs from the amount on income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2021 and 2020 due to the following:

The income tax provision differs from the amount on income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2021 and 2020 due to the following:

	December 31, 2021	December 31, 2020
Federal income tax benefit attributable to:
Income tax benefit	$(43,711)	$(9,718)
Loss on disposal of assets	4,128	-
Stock issued for services	6,176	-
Gain on settlement of debt	-	(2,100)
Interest amortization	8,838	8,942
Change in valuation allowance	24,569	2,876
Net provision for Federal income taxes	-	-

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and income tax purposes and (b) operating losses and tax credit carryforwards. Significant components of the Company's deferred taxes as of December 31 were as follows:

The cumulative tax effect at the expected rate of 21% of significant items comprising our net deferred tax amount is as follows:

	December 31, 2021	December 31, 2020
Deferred tax asset attributable to:
Net operating loss carryover	$1,295,212	$1,270,643
Valuation allowance	(1,295,212)	(1,270,643)
Net deferred tax asset	-	-

Turnongreen Inc [Member]
Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and income tax purposes and (b) operating losses and tax credit carryforwards. Significant components of the Company's deferred taxes as of December 31 were as follows:

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and income tax purposes and (b) operating losses and tax credit carryforwards. Significant components of the Company's deferred taxes as of December 31 were as follows:

	2021		2020
Deferred tax asset:
Net operating loss		5,302,000		4,931,000
Intangible asset basis		146,000		160,000
Deferred rent liability		74,000		92,000
Accrued vacation		-		55,000
Accrued warranty		12,000		12,000
Total deferred tax asset		5,534,000		5,250,000

Deferred tax liability:
ROU assets		(68,000)		(87,000)
Fixed asset basis		(15,000)		(20,000)
Total deferred income tax liabilities		(83,000)		(107,000)
Net deferred income tax assets		5,451,000		5,143,000
Valuation allowance		(5,451,000)		(5,143,000)
Deferred tax asset (liability), net	$	(-)	$	(-)

The following is a geographical breakdown of income/loss before the provision for income tax, for the years ended December 31, 2021 and 2020:

The following is a geographical breakdown of income/loss before the provision for income tax, for the years ended December 31, 2021 and 2020:

	2021	2020
Pre-tax income (loss)
U.S. Federal	$(1,827,000)	$(568,000)
Foreign	-	-
Total	$(1,827,000)	$(568,000)

The federal and state income tax (provision) benefit is summarized as:

The federal and state income tax (provision) benefit is summarized as:

	2021	2020
Current
U.S. Federal	$-	$-
U.S. State	-	-
Foreign	-	-
Total current provision	-	-
Deferred
U.S. Federal	-	-
U.S. State	-	-
Foreign	-	-
Total deferred provision (benefit)	-	-
Total provision (benefit) for income taxes	$-	$-

Net operating losses and tax credit carryforwards as of the Financial Statement Dates are as follows:

Net operating losses and tax credit carryforwards as of the Financial Statement Dates are as follows:

	2021 Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$7,860,000	Do Not Expire
Net operating losses, federal (Pre-January 1, 2018)	11,185,000	2022 to 2037
Net operating losses, state	18,653,000	2029 to 2041

	2020 Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$5,805,000	Do Not Expire
Net operating losses, federal (Pre-January 1, 2018)	12,152,000	2020 to 2031
Net operating losses, state	16,610,000	2029 to 2040

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	2021	2020
Statutory Rate	21.00%	21.00%
State Tax	6.98%	6.53%
Permanent Differences	-	-0.06%
Changes in VA	-16.87%	-26.18%
True-ups	-11.11	-1.29%
Total	0.00%	0.00%